Income and Expenses - Summary of Interest Income (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis Of Income And Expense [Abstract]
Interest income on loans and receivables (Notes 12 and 16)	₱ 1,404	₱ 980	₱ 742
Interest income on HTM investments (Note 12)	8	36	43
Interest income on financial instruments at FVPL		30	14
Total interest income	₱ 1,412	₱ 1,046	₱ 799